Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of objectives policies and processes for managing capital abstract
Capital management
The capital structure at December 31 was as follows:

	2020	2019

Long-term debt [note 13]	995,541	996,718
Cash and cash equivalents	(918,382)	(1,062,431)
Short-term investments	(24,985)	-

Net debt	52,174	(65,713)

Non-controlling interest	206	238
Shareholders' equity	4,958,355	4,994,725

Total equity	4,958,561	4,994,963

Total capital	$5,010,735	$4,929,250